CONDENSED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	18 Months Ended	105 Months Ended
	Mar. 31, 2013	Sep. 23, 2011 Predecessor (RNAi) and RXi (Registrant)
Combined results of operations	$ 46,176	$ 73,466